Summary of Principal Accounting Policies - Advertising expensesand others (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advertising expenses
Advertising expenses	$ 314,985,447	$ 208,667,609	$ 100,457,370
Foreign currency translation
Exchange gain (loss)	(3,144,228)	613,227	(862,383)
Government subsidies
Cash subsidies	6,756,906	8,786,891	4,917,642
Allowance for doubtful accounts for accounts receivable and customer deposits
Movement of the allowance for doubtful accounts for accounts receivable and customer deposits
Balance at the beginning of the period	44,586,646	60,818,408	36,537,817
Provisions for doubtful accounts	29,408,911	26,363,611	29,099,216
Write offs	(4,902,073)	(42,404,691)	(6,298,025)
Changes due to foreign exchange	(3,299,702)	(190,682)	1,479,400
Balance at the end of the period	$ 65,793,782	$ 44,586,646	$ 60,818,408